Business Combinations and Divestitures Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The allocation of the purchase price for JetPay is as follows:

In millions	Fair Value
Cash acquired	$4
Tangible assets acquired	76
Acquired intangible assets other than goodwill	109
Acquired goodwill	96
Deferred tax liabilities	(16)
Liabilities assumed	(76)
Total purchase consideration	$193

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]

The following table sets forth the components of the intangible assets acquired as of the acquisition date:

	Estimated Fair Value	Weighted Average Amortization Period (1)
	(In millions)	(In years)
Direct customer relationships	$69	14
Technology - Software	39	9
Tradenames	1	1
Total acquired intangible assets	$109

(1) Determination of the weighted average period of the individual categories of intangible assets was based on the nature of applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.

Business Acquisition, Pro Forma Information [Table Text Block]
The unaudited pro forma consolidated results of operations, assuming the acquisition had occurred on January 1, 2017, are as follows:

In millions	2018	2017
Revenue	$6,468	$6,592
Net income attributable to NCR	$(46)	$217